Segments of Operations (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total assets	$ 30,828	$ 28,012	$ 25,045
Annuity [Member]
Segment Reporting Information [Line Items]
Total assets	30,055	27,218	24,206
Run-off Life [Member]
Segment Reporting Information [Line Items]
Total assets	$ 773	$ 794	$ 839